Business and Non-Current Asset Disposals - Summary of Business and Non-Current Asset Disposals (Parenthetical) (Detail) - DIY business in Belgium and Netherlands [member] € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of associate [line items]
Proportion of interest in associate due to divestment of DIY business	22.78%
Loan advance and made to Intergamma	€ 50